Accumulated other comprehensive income (Tables)	12 Months Ended
Mar. 31, 2017
Changes in Accumulated Other Comprehensive Income After Tax

The below table presents the changes in accumulated other comprehensive income (OCI) after tax for the years ended March 31, 2016 and March 31, 2017.

	Available for sale securities		Foreign currency translation reserve		Total
	(In millions)
Balance, March 31, 2015	Rs.	10,259.0	Rs.	567.4	Rs.	10,826.4
Net unrealized gain/(loss) arising during the period		4,562.9		240.3		4,803.2
Amounts reclassified to income		(4,114.3)		—		(4,114.3)

Balance, March 31, 2016	Rs.	10,707.6	Rs.	807.7	Rs.	11,515.3

Balance, March 31, 2016	Rs.	10,707.6	Rs.	807.7	Rs.	11,515.3
Net unrealized gain/(loss) arising during the period		17,910.7		(209.2)		17,701.5
Amounts reclassified to income		(3,185.2)		—		(3,185.2)

Balance, March 31, 2017	Rs.	25,433.1	Rs.	598.5	Rs.	26,031.6

Balance, March 31, 2017	US$	392.2	US$	9.2	US$	401.4

Reclassification Out of Accumulated Other Comprehensive Income (OCI) by Income line Item and the Related Tax Effect

The below table presents the reclassification out of accumulated other comprehensive income (OCI) by income line item and the related tax effect for period ended March 31, 2016 and March 31, 2017.

	As of March 31,
	2016		2017		2017
	(In millions)
Available for sale securities:

Realized (gain)/loss on sales of available for sale securities, net	Rs.	(6,346.6)	Rs.	(4,884.3)	US$ (75.3)
Other than temporary impairment losses on available for sale securities		54.9		13.4	0.2

Total before tax	Rs.	(6,291.7)	Rs.	(4,870.9)	US$ (75.1)
Income tax		2,177.4		1,685.7	26.0

Net of tax	Rs.	(4,114.3)	Rs.	(3,185.2)	US$ (49.1)